Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Borrowings [Abstract]
Schedule of long-term borrowings
Type of borrowings	Interest rate	December 31, 2022
Bank borrowings
Collaterialized borrowings	2.72%	$671,605
Collaterialized borrowings	2.67%	3,053,795
Collaterialized borrowings	2.67%	1,607,261
Uncollaterialized borrowings	2.67%	318,843
Collaterialized borrowings	2.72%	69,793
Collaterialized borrowings	2.26%	2,728,370
Collaterialized borrowings	2.03%	27,134
Collaterialized borrowings	1.46%	1,883,883
		10,360,684
Less: Current portion		(2,108,896)
		$8,251,788
Type of borrowings	Interest rate	December 31, 2021
Bank borrowings
Collaterialized borrowings	1.50%	$90,317
Collaterialized borrowings	2.10%	1,016,077
Collaterialized borrowings	1.63%	3,958,427
Uncollaterialized borrowings	2.05%	353,745
Collaterialized borrowings	2.05%	3,388,080
Collaterialized borrowings	2.05%	1,783,200
Collaterialized borrowings	0.90%~1.60%	1,516,875
Collaterialized borrowings	1.00%~1.50%	722,543
		12,829,264
Less: Current portion		(2,077,634)
		$10,751,630